Shareholders' Equity (Summary of Allocation of Stock-Based Compensation Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 2,424	$ 2,425	$ 1,550
Unrecognized compensation costs related to outstanding stock options and RSUs	$ 1,668
Unrecognized compensation costs related to outstanding stock options and RSUs, period for recognition	1 year 2 months 8 days
Cost Of Sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 372	320	180
Research And Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	953	832	504
Selling And Marketing Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	569	537	366
General And Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 530	$ 736	$ 500